11. INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current Deferred income tax assets:
Provision for doubtful accounts	$ 6,276	$ 5,334
Accrued liabilities	1,161	907
Tax loss carry forward	1,060	715
Other temporary differences	470	598
Net deferred income tax assets - current	8,967	7,554
Deferred income tax liabilities - current
Unearned income	(1,803)	(2,039)
Net deferred income tax liabilities - current	7,164	5,515
Deferred income tax assets:
Accrued liabilities	1,769	1,789
Tax loss carry forward	3,181	2,145
Others	225	192
Deferred income tax assets - non-current	$ 5,175	$ 4,126